Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Federal grants	$ 2,523,383	$ 3,531,199
Operating expenses:
Research and development	19,835,875	4,690,082
General and administrative	6,909,603	18,711,548
Total operating expenses	26,745,478	23,401,630
Loss from operations	(24,222,095)	(19,870,431)
Other income (expense):
Change in fair value of derivative liabilities		673,314
Loss on issuance of convertible notes	(3,609,944)
Issuance costs for convertible notes	(1,137,740)	(1,920,158)
Change in fair value of convertible notes	5,756,787	(2,993,060)
Issuance of liability classified warrants	(3,737,371)	(1,865,403)
Change in fair value of liability classified warrants	6,730,613	(1,438,186)
Loss on debt conversions	(3,964,633)	(154,391)
Interest expense, net	(109,525)	(1,295,307)
Other income and expense, net	86,223	(282,279)
Total other income (expense), net	14,410	(9,275,470)
Net loss	(24,207,685)	(29,145,901)
Net loss attributable to noncontrolling interests	(35,393)	(62,190)
Deemed dividend related to warrants down round provision	913,204	803,140
Net loss attributable to common stockholders	$ (25,085,496)	$ (29,886,851)
Net loss per basic and diluted share:
Net loss per share attributable to common stockholders, basic and diluted	$ (139.42)	$ (355.72)
Weighted average common shares outstanding, basic and diluted	179,925	84,018